Securities Act Registration No. 333-______

Investment Company Act Reg. No. 812-______

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment ____ ☐

Post-Effective Amendment No. ____ ☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. ____ ☐

(Check appropriate box or boxes.)

___________________________________

IndexIQ Active ETF Trust

(Exact Name of Registrant as Specified in Charter)

800 Westchester Drive, Suite N-611, Rye Brook, New York 10573

(Address of Principal Executive Offices) (Zip Code)

(914) 697-4947

(Registrant’s Telephone Number, including Area Code)

Adam S. Patti IndexIQ Advisors LLC 800 Westchester Drive, Suite N-611 Rye Brook, New York 10573 (Name and Address of Agent for Service)

Copies to:

Patrick Daugherty, Esq. Foley & Lardner LLP 321 North Clark Street, Suite 2800 Chicago, Illinois 60654-5313 Phone: (312) 832-5178 Fax: (312) 832-4700	Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, WI 53202 Phone: (414) 297-5596 Fax: (414) 297-4900

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus Subject to Change Dated August 21, 2012

PROSPECTUS | [__], 2012

IndexIQ Active ETF Trust

IQ Global Equity ETF ([____])
IQ Long/Short Alpha ETF ([____])
IQ Short Alpha ETF ([____])
IQ Bear Large Cap U.S. Equity ETF ([____])
IQ Bear Small Cap U.S. Equity ETF ([____])
IQ Bear Non-Financial U.S. Equity ETF ([____])
IQ Bear Industry Leaders U.S. Equity ETF ([____])
IQ Bear International Equity ETF ([____])
IQ Bear Emerging Markets Equity ETF ([____])

Shares of the Funds are listed on the [_________].

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured | May Lose Value | No Bank Guarantee

IndexIQ Active ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This Prospectus relates to the following Funds:

Name	CUSIP	Symbol
IQ Global Equity ETF	[____]	[____]
IQ Long/Short Alpha ETF	[____]	[____]
IQ Short Alpha ETF	[____]	[____]
IQ Bear Large Cap U.S. Equity ETF	[____]	[____]
IQ Bear Small Cap U.S. Equity ETF	[____]	[____]
IQ Bear Non-Financial U.S. Equity ETF	[____]	[____]
IQ Bear Industry Leaders U.S. Equity ETF	[____]	[____]
IQ Bear International Equity ETF	[____]	[____]
IQ Bear Emerging Markets Equity ETF	[____]	[____]

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on the [_________] and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

3

SUMMARY INFORMATION

IQ GLOBAL EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Global Equity ETF (the “Fund”) seeks capital appreciation through purchases of global equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Total Annual Fund Operating Expenses	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

4

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

Applying a quantitative methodology to traditional, fundamental data in a disciplined portfolio construction process can be an effective way to systematically harvest the insight of traditional research without the element of human emotion that can lead to negative results. Applying this investment approach to a universe of global equities can be particularly powerful as it expands the potential to identify undervalued companies that are poised to appreciate.

Investment Process

The investment process analyses fundamental data to identify undervalued companies that generate strong cash flow and have management teams that make effective use of their cash flow. The portfolio management team systematically analyzes data from balance sheets and income and cash flow statements to identify companies that most efficiently generate cash flow. Additionally, the portfolio management team analyzes the uses of cash flow to ensure that management uses cash efficiently, whether it is re-investing for future growth or returning the cash to shareholders in the most effective way.

Once companies are analyzed and ranked according to cash generation and effective cash usage, approximately the top 200 become eligible for potential inclusion in the Fund. The portfolio management team then considers price momentum (i.e., the rate of acceleration of a security’s price), valuation metrics (e.g., Price/Book or Price/Sales) and trading related data to select a group of equities from the eligible list to be included in the Fund. The equities are combined using a quantitative process that considers country and sector risk exposures as well as overall portfolio volatility.

Normally, the Fund will invest at least 40% of its assets in securities from international markets, unless market conditions are not deemed favorable by the Fund’s investment adviser, in which case the Fund may invest less than 40% of its assets in securities from international markets (but in any event not less than 30%).

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Depositary Receipt Risk

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

5

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Emerging Markets Risk

The Fund invests in securities in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets.

Equity Risk

The prices of equity securities in which the Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940, exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”). Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund may from time to time fair value the foreign securities it holds, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may decline in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

6

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

SUMMARY INFORMATION

IQ LONG/SHORT ALPHA ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Long/Short Alpha ETF (the “Fund”) seeks capital appreciation through purchases and short sales of primarily U.S. listed equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$[___]	$[___]

8

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

An investment strategy that can produce consistent positive rates of return that are independent of market direction can be a valuable addition to an investor portfolio, as it can reduce the portfolio’s overall volatility and provide for more consistent portfolio returns. Having both long and short positions in equity securities is a common way to create returns that are independent of market moves. When the positive equity market exposure of the long positions is offset by the negative equity market exposure of the short positions, the resulting portfolio can have little to no net exposure to the direction of the market. When the long and short equity securities are expected to outperform the positive market and negative market, respectively, the resulting portfolio is expected to have positive stock selection. The combination of a market neutral portfolio with positive stock selection can reduce overall portfolio volatility and provide for more consistent market outperformance independent of market moves.

Investment Process

The portfolio management team uses equity recommendations from a leading investment research firm serving leading hedge funds, institutions, and other investors as the basis for the Fund’s positions. Each day, the research firm produces and delivers to the portfolio manager a group of equity security recommendations that the research firm deems to have the greatest potential for capital appreciation. These equities will form the basis for the long portion of the Fund. In addition to the long equity recommendations, there is a group of equities that the research firm deems to have the greatest potential for capital depreciation. These equities will form the basis for the short portion of the portfolio. For both long and short positions, the recommendations may include exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”).

The research firm uses a combination of fundamental macro and sector research along with quantitative models to generate investment ideas. The portfolio management team then takes the individual equity recommendations that come from the research firm and assigns them a volatility-adjusted weight. Accordingly, the equities with the highest volatility are given the lowest weights and the equities with the lowest volatility are given the highest weights. Similarly, on the short side, the recommended short equities are assigned a volatility-adjusted weight, but in the opposite manner. Equities with the highest volatility are given the smallest short weights and equities with the lowest volatility are given the largest short weights.

9

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease (or increase). In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

10

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11

SUMMARY INFORMATION

IQ SHORT ALPHA ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Short Alpha ETF (the “Fund”) seeks capital appreciation through short sales of primarily U.S. listed equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]

12

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it [buys and] sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

According to conventional equity investing, whereby an investor "goes long," the investor profits from an increase in the price of the stock. In contrast, “short selling” involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them. By identifying certain characteristics that make particular stocks likely to decline in value, a strategist can generate positive returns from short selling.

Investment Process

The portfolio management team uses equity recommendations from a leading investment research firm serving leading hedge funds, institutions, and other investors as the basis for the Fund’s positions. Each day, the research firm produces and delivers to the portfolio manager a group of equity security recommendations that the research firm deems to have the greatest potential for capital depreciation. These equities comprise the Fund’s portfolio. The recommendations may include exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”).

The research firm uses a combination of fundamental macro and sector research along with quantitative models to generate investment ideas. The portfolio management team then takes the individual equity recommendations that come from the research firm and assigns them a volatility-adjusted weight. Accordingly, the equities with the lowest volatility are given the largest weights and the equities with the highest volatility are given the smallest weights.

13

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease (or increase). In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

14

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

SUMMARY INFORMATION

IQ BEAR LARGE CAP U.S. EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear Large Cap U.S. Equity ETF (the “Fund”) seeks capital appreciation through short sales of U.S. listed large cap equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
16

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of large cap U.S. equities (the “U.S. Market”), adding short exposure to a diversified basket of U.S. Market securities can help protect the investor’s capital during periods when the U.S. Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Market is rising, a fully hedged U.S. Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the U.S. Market is falling and to reduce the negative impact of the short exposure when the U.S. Market is rising.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s target short exposure is adjusted as follows:

  When the model identifies a negative U.S. Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive U.S. Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the U.S. Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the U.S. Market trend or (b) the short exposure is approaching a minimum or maximum level.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the U.S. Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the U.S. Market equities and may include commonly used equity valuation metrics such as earnings.

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

17

Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the U.S. Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the U.S. Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Large Cap Equity Risk

The Fund is subject to the risk that large-cap stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

18

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

19

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

SUMMARY INFORMATION

IQ BEAR SMALL CAP U.S. EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear Small Cap U.S. Equity ETF (the “Fund”) seeks capital appreciation through short sales of U.S. listed small cap equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
21

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of small cap U.S. equities (the “U.S. Small Cap Market”), adding short exposure to a diversified basket of U.S. Small Cap Market securities can help protect the investor’s capital during periods when the U.S. Small Cap Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the U.S. Small Cap Market is rising, a fully hedged U.S. Small Cap Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the U.S. Small Cap Market is falling and to reduce the negative impact of the short exposure when the U.S. Small Cap Market is rising.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s short exposure is adjusted as follows:

  When the model identifies a negative U.S. Small Cap Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive U.S. Small Cap Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the U.S. Small Cap Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the U.S. Small Cap Market trend or (b) the short exposure is approaching a minimum or maximum level.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the U.S. Small Cap Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the U.S. Small Cap Market equities and may include commonly used equity valuation metrics such as earnings.

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

22

Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the U.S. Small Cap Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the U.S. Small Cap Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

23

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Small Capitalization Companies Risk

Stock prices of small capitalization companies may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them. In addition, small capitalization companies are typically less stable financially than large capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small capitalization companies also generally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments related to their products.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009
24

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

SUMMARY INFORMATION

IQ BEAR NON-FINANCIAL U.S. EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear Large Cap U.S. Equity ETF (the “Fund”) seeks capital appreciation through short sales of U.S. listed large cap equity securities in non-financial services sectors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]

26

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of large cap U.S. equities excluding financial services stocks (the “Non-Financial U.S. Market”), adding short exposure to a diversified basket of Non-Financial U.S. Market securities can help protect the investor’s capital during periods when the Non-Financial U.S. Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the Non-Financial U.S. Market is rising, a fully hedged Non-Financial U.S. Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the Non-Financial U.S. Market is falling and to reduce the negative impact of the short exposure when the Non-Financial U.S. Market is rising.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s target short exposure is adjusted as follows:

  When the model identifies a negative Non-Financial U.S. Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive Non-Financial U.S. Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the Non-Financial U.S. Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the Non-Financial U.S. Market trend or (b) the short exposure is approaching a minimum or maximum level.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the Non-Financial U.S. Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the Non-Financial U.S. Market equities and may include commonly used equity valuation metrics such as earnings.

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

27

Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the Non-Financial U.S. Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the Non-Financial U.S. Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Large Cap Equity Risk

The Fund is subject to the risk that large-cap stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

28

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009
29

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

SUMMARY INFORMATION

IQ BEAR INDUSTRY LEADERS U.S. EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear Industry Leaders U.S. Equity ETF (the “Fund”) seeks capital appreciation through short sales of a group of U.S. listed large cap equity securities that are widely recognized as leaders in their respective industries.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]

31

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of large cap U.S. equities that are widely recognized as leaders in their respective industries (the “Industry Leaders U.S. Market”), adding short exposure to a diversified basket of Industry Leaders U.S. Market securities can help protect the investor’s capital during periods when the Industry Leaders U.S. Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the Industry Leaders U.S. Market is rising, a fully hedged Industry Leaders U.S. Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the Industry Leaders U.S. Market is falling and to reduce the negative impact of the short exposure when the Industry Leaders U.S. Market is rising.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s target short exposure is adjusted as follows:

  When the model identifies a negative Industry Leaders U.S. Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive Industry Leaders U.S. Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the Industry Leaders U.S. Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the Industry Leaders U.S. Market trend or (b) the short exposure is approaching a minimum or maximum level.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the Industry Leaders U.S. Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the Industry Leaders U.S. Market equities and may include commonly used equity valuation metrics such as earnings.

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

32

Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the Industry Leaders U.S. Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the Industry Leaders U.S. Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Large Cap Equity Risk

The Fund is subject to the risk that large-cap stocks may outperform other segments of the equity market or the equity market as a whole.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

33

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

34

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

35

SUMMARY INFORMATION

IQ BEAR INTERNATIONAL EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear International Equity ETF (the “Fund”) seeks capital appreciation through short sales of international equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]

36

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of international equities (the “International Market”), adding short exposure to a diversified basket of International Market securities can help protect the investor’s capital during periods when the International Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the International Market is rising, a fully hedged International Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the International Market is falling and to reduce the negative impact of the short exposure when the International Market is rising.

Non-U.S. companies are companies domiciled or headquartered outside of the United States, or whose primary business activities or principal trading markets are located outside of the United States. Sometimes these non-U.S. companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs, ADSs and exchange-traded funds (“ETFs”) based on an international equity index.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s short exposure is adjusted as follows:

  When the model identifies a negative International Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive International Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the International Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the International Market trend or (b) the short exposure is approaching a minimum or maximum level.

The Fund normally invests at least 65% of its total assets in the equity securities of non-U.S. companies.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the International Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the International Market equities and may include commonly used equity valuation metrics such as earnings.

37

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the International Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the International Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Depositary Receipt Risk

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

38

Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund may from time to time fair value the foreign securities it holds, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

39

Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

SUMMARY INFORMATION

IQ BEAR EMERGING MARKETS EQUITY ETF ([______] Ticker: [____])

INVESTMENT OBJECTIVE

The IQ Bear Emerging Markets Equity ETF (the “Fund”) seeks capital appreciation through short sales of emerging markets equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	[___]%
Acquired Fund Fees and Expenses(b)	[___]%
Total Annual Fund Operating Expenses(c)	[___]%

(a)	Expenses are based on estimated amounts for the current fiscal year.
(b)	As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including ETNs and certain exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
(c)	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights(and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[___]	$[___]
41

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

Investment Philosophy

For an investor having a long position in a group of emerging market equities (the “Emerging Market”), adding short exposure to a diversified basket of Emerging Market securities can help protect the investor’s capital during periods when the Emerging Market is moving down, thereby reducing volatility and providing for more consistent portfolio returns. However, when the Emerging Market is rising, a fully hedged Emerging Market position can detract from, and potentially completely offset, the investor’s portfolio returns. By using a variable short exposure position, the Fund seeks to provide nearly full downside protection when the Emerging Market is falling and to reduce the negative impact of the short exposure when the Emerging Market is rising.

The emerging markets generally include less developed markets in the Americas, Europe, Asia, and Africa/Middle East.

Investment Process

The Fund has a variable short exposure position that is determined by the market trend, as identified by a multi-factor model employed by the portfolio management team. The minimum and maximum short exposures for the Fund are 0.625 and 1.250, respectively. The Fund’s short exposure is adjusted as follows:

  When the model identifies a negative Emerging Market trend, the Fund’s short exposure is increased towards the maximum short exposure.
  When the model identifies a positive Emerging Market trend, the Fund’s short exposure is decreased towards the minimum short exposure.
  When the model identifies neither a negative nor a positive trend, the Emerging Market is considered to be trendless and the Fund’s short exposure is increased or decreased, as applicable, towards the mid-point of the range of minimum and maximum exposures.

The portfolio management team runs the model each trading day and resets the short exposure if (a) the model yields a change in the Emerging Market trend or (b) the short exposure is approaching a minimum or maximum level.

Market Trend Analysis

The factors considered in the model can be classified into 3 major groups:

1-	Statistical: These factors relate to statistical properties of the Emerging Market returns and may include volatility trends, correlations and price changes.
2-	Asset Class: These factors are focused primarily on asset classes other than equities and may include interest rates, currencies and commodities.
3-	Valuation: These factors are utilized for determining the fair value of the Emerging Market equities and may include commonly used equity valuation metrics such as earnings.

The model does not always incorporate all of the above factors at all points in time. The inclusion of particular factors in the model is determined based on the effectiveness of those factors in correctly identifying market trends.

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Security Selection

The selection and weighting of Fund securities are implemented using a sampled portfolio of the Emerging Market. Additionally, the Fund may hold short positions in exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”), exchange-traded notes (“ETNs”) and other exchange-traded products (“ETPs”) whose returns are highly correlated to the Emerging Market.

PRINCIPAL RISKS

The Fund is subject to a number of risks that may affect the value of its shares, including:

Absence of Prior Active Market Risk

Although the shares in the Fund are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of the Fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Currency Risk

The Fund’s returns may be adversely impacted by changes in currency exchange rates.

Custody Risk

The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by local banks, agents and depositories. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Depositary Receipt Risk

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Early Closing Risk

An unanticipated early closing of the [__________] (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Emerging Markets Risk

The Fund invests in securities in emerging market countries, which may be subject to a greater risk of loss than investments in developed markets.

Equity Risk

The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Exchange-Traded Vehicle Risk

The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its short positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase. In addition, certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

The Fund may from time to time fair value the foreign securities it holds, which may lead to a variance between the prices used to calculate the Fund’s NAV and the prices used by other market participants.

Issuer Risk

From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value.

Liquidity Risk

Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money. As the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets.

Securities Lending Risk

The Fund may lend its portfolio securities. Although the Fund will receive collateral in connection with all loans of its portfolio securities, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

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Trading Price Risk

The Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

INVESTMENT ADVISOR

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund.

PORTFOLIO MANAGERS

Name & Title	Length of Service with Advisor

Salvatore Bruno, Executive Vice President and Chief Investment Officer	Since 2007

Julie Abbett, Senior Vice President and Head of Portfolio Management	Since 2009

PURCHASE AND SALE OF FUND SHARES

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on [_________] through a broker-dealer. Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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OVERVIEW

The Trust is an investment company consisting of separate investment portfolios (each, a “Fund”) that are exchange-traded funds (“ETFs”). ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to each Fund.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

The Funds are actively managed ETFs and thus do not seek to replicate the performance of a specific index. Instead, each Fund uses an active investment strategy to meet its investment objective. The Advisor, subject to the oversight of the Board of Trustees of the Trust (the “Board”), has discretion on a daily basis to manage each Fund’s portfolio in accordance with the Fund’s investment objective and investment policies.

Each Fund’s portfolio holdings will be disclosed on the Trust’s website daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Absence of Prior Active Market Risk

Although the shares in the Funds are approved for listing on the [_________], there can be no assurance that an active trading market will develop and be maintained for the shares of a Fund. As new funds, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Currency Risk

The following risk applies to the IQ Global Equity ETF, IQ Bear International Equity ETF and IQ Bear Emerging Markets Equity ETF.

The Funds will invest in securities denominated in foreign currencies and much of the income received by such Funds will be in foreign currencies. Changes in currency exchange rates may negatively impact the Funds’ returns. The value of the foreign currencies may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, the governments issuing such foreign currencies and other foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Funds’ exposure to foreign currencies may result in reduced returns to the Funds. The Funds do not expect to hedge their currency risk. Moreover, the Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies.

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Custody Risk

The following risk applies to the IQ Global Equity ETF, IQ Bear International Equity ETF and IQ Bear Emerging Markets Equity ETF.

Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets. The less developed a country’s securities market is, the greater the likelihood of custody problems.

Depositary Receipts Risk

The following risk applies to the IQ Global Equity ETF, IQ Bear International Equity ETF and IQ Bear Emerging Markets Equity ETF.

The Funds may invest in listed and liquid depositary receipts, including listed unsponsored depositary receipts that have been in existence since 1984. Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Additionally, to the extent the value of a depositary receipt held by a Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in such Fund.

Early Closing Risk

The normal close of trading of securities listed on the [___________] is 4:00 p.m., Eastern Time. Unanticipated early closings of the [___________] may result in a shareholder’s inability to buy or sell securities of a Fund on that day. If an exchange or market closes early on a day when a shareholder needs to execute a high volume of trades late in a trading day, the shareholder might incur substantial trading losses.

Emerging Markets Risk

The following risk applies to the IQ Global Equity ETF and IQ Bear Emerging Markets Equity ETF.

Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

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Equity Risk

The prices of equity securities in which a Fund holds positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report better or worse than expected results or be positively or negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may increase or decrease in response. In addition, the equity market tends to move in cycles which may cause stock prices to rise or fall over short or extended periods of time.

Exchange-Traded Vehicle Risk

The Funds may invest in (or short) ETFs, exchange-traded notes (“ETNs”) and exchange-traded products (“ETPs”). Through their short positions in ETFs, ETNs and ETPs, the Funds will be subject to the risks associated with such vehicles investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could increase or decrease. Certain of the ETFs, ETPs, or ETNs may hold common portfolio positions, thereby reducing any diversification benefits. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. The ETNs and ETPs in which the Funds invest are pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) and, therefore, are not subject to the regulatory scheme of the 1940 Act including the investor protections afforded by the 1940 Act.

Foreign Securities Risk

The following risk applies to the IQ Global Equity ETF, IQ Bear International Equity ETF and IQ Bear Emerging Markets Equity ETF.

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Foreign Securities Valuation Risk

The following risk applies to the IQ Global Equity ETF, IQ Bear International Equity ETF and IQ Bear Emerging Markets Equity ETF.

The Funds may from time to time fair value the foreign securities they hold, as events may result in the fair value of foreign securities materially changing between the close of the local exchange on which they trade and the time at which the Funds price their shares. Additionally, because foreign exchanges on which securities held by the Funds may be open on days when the Funds do not price their shares, the potential exists for the value of the securities in a Fund’s portfolio to change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Moreover, foreign securities are more susceptible to trading halts and certain other corporate actions that might necessitate fair valuation of those securities. When a Fund’s securities are fair valued, the process involves a degree of subjectivity and thus security prices used to calculate the Fund’s NAV may differ from the prices used by other market participants.

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Issuer Risk

From time to time a Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate in value because of changes in the financial conditions of, or events affecting, the issuer, such as increased demand for the issuer’s products or services or improved management performance.

Large Cap Equity Risk

The following risk applies to the IQ Bear Large Cap U.S. Equity ETF, IQ Bear Non-Financial U.S. Equity ETF and IQ Bear Industry Leaders U.S. Equity ETF.

Large cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks outperform other types of investments – small or mid cap stocks, for instance - a Fund’s performance could be reduced.

Liquidity Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the [____________], make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in a Fund may lose money.

If the Fund’s principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. In rising stock markets, the risk of loss will be greater than in declining stock markets. Over time, stock markets have risen more than they have declined.

Redeeming Risk

Shares in the Funds may be redeemed only in Creation Units. Shares may not be redeemed in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Securities Lending Risk

The Funds may lend their portfolio securities. Although a Fund will receive collateral in connection with all loans of its portfolio securities, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

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Short Sales Risk

The following risk applies to all of the Funds except the IQ Global Equity ETF.

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in the financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Regulatory bans on certain short selling activities may prevent the Fund from fully implementing its strategy.

Small Capitalization Companies Risk

The following risk applies to the IQ Bear Small Cap U.S. Equity ETF.

Stock prices of small capitalization companies may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them. In addition, small capitalization companies are typically less stable financially than large capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small capitalization companies also generally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments related to their products.

Trading Price Risk

A Fund’s Shares may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end mutual funds, which frequently trade at appreciable discounts from, and sometimes premiums to, their NAVs), the Advisor does not believe that large discounts or premiums to NAV will exist for extended periods of time.

As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in the Funds.

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ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Temporary Defensive Positions

In certain situations or market conditions, a Fund may temporarily depart from its normal investment policies and strategies provided that the alternative is consistent with the Fund’s investment objective and is in the best interest of the Fund. For example, a Fund that typically invests in short positions may hold little or no short positions for extended periods, or a Fund may hold a higher than normal proportion of its assets in cash in times of extreme market stress

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

MANAGEMENT

The Board is responsible for the general supervision of the Funds. The Board appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

The Advisor has been registered as an investment advisor with the SEC since August 2007, has provided investment advisory services to registered investment companies since June 2008, and is a wholly-owned indirect subsidiary of Financial Development Holdco LLC (“IndexIQ”). The Advisor’s principal office is at 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573. As of June 30, 2012, the Advisor had approximately $760 million in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate. The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
IQ Global Equity ETF	[___]%
IQ Long/Short Alpha ETF	[___]%
IQ Short Alpha ETF	[___]%
IQ Bear Large Cap U.S. Equity ETF	[___]%
IQ Bear Small Cap U.S. Equity ETF	[___]%
IQ Bear Non-Financial U.S. Equity ETF	[___]%
IQ Bear Industry Leaders U.S. Equity ETF	[___]%
IQ Bear International Equity ETF	[___]%
IQ Bear Emerging Markets Equity ETF	[___]%

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The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as advisor to each Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting. [The basis for the Trustees’ approval of the Advisory Agreement is available in the Trust’s Annual Report for the period ended April 30, 2012.]

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Portfolio Management

The Advisor acts as portfolio manager for the Funds. The Advisor supervises and manages the investment portfolios of the Funds covered and directs the purchase and sale of such Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective.

The following portfolio managers are primarily responsible for the day-to-day management of the Funds:

Salvatore Bruno, Executive Vice President and Chief Investment Officer

Mr. Bruno has held this position since September 2007. Prior to joining IndexIQ, he was a Portfolio Manager at Deutsche Asset Management (DeAM) for two years, serving as Director and Portfolio Manager for the DWS Growth and Income Fund, a U.S. large cap core equity mutual fund. Prior to becoming Portfolio Manager, Mr. Bruno was the Head of Advanced Quantitative Research at DeAM. In this role, he directed a quantitative research team tasked with supporting numerous products, including quantitative equity strategies, global asset allocation, passive risk-based alternative beta portfolios, and probabilistic efficient frontiers. He also co-developed the strategy to combine fundamental and quantitative research into a single portfolio. As the Global Head of Active Equity Quantitative Strategies for DeAM, Mr. Bruno managed a team of analysts around the world. The team provided quantitative tools and support for the Active Equity fundamental portfolio managers and research analysts on a variety of topics, including quantitative equity models, portfolio construction, risk management and performance measurement and analysis. Mr. Bruno earned a Bachelor of Science in Applied Economics and Business Management from Cornell University and a Master of Business Administration in Finance and Economics from the New York University Leonard N. Stern School of Business. He is a member of the NYSSA and the CFA Institute.

Julie Abbett, Senior Vice President and Head of Portfolio Management

Ms. Abbett has held this position since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over nine years. Ms. Abbett was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a Bachelor of Arts from the University of Connecticut and a Master of Business Administration from the New York University Leonard N. Stern School of Business.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

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OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Accounting and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as the Funds’ Administrator, Accountant, Custodian and Transfer Agent.

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Funds. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in Shares.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 5 Times Square, New York, New York 10036, serves as the independent registered public accounting firm for the Trust and the Funds.

Legal Counsel

Foley & Lardner LLP, 321 N. Clark Street, Suite 2800, Chicago, Illinois 60610, serves as counsel to the Trust and the Funds.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

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The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTION AND SERVICE PLAN

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to [0.25]% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing involves the consideration of a number of subjective factors and thus the prices for those investments may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the [_________] (ordinarily 4:00 p.m. New York time). The Shares of the Funds will not be priced on days on which the [___________] is closed for trading.

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INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the [_________] every 15 seconds during hours of trading on the [___________]. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the [___________] by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.indexiq.com.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code (the “Code”). In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of your Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in Fund shares.

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The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year, (subject to certain curative measures allowed by the Code) the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security against a prior gain from a substantially similar portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

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Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 15% for taxable years that begin on or before December 31, 2012. In addition, for those taxable years, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2012.

In addition, recent legislation effective after December 31, 2012, if applicable to a Fund Shareholder, will impose a new 3.8 percent Medicare contribution tax on net investment income. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the Internal Revenue Service (the “IRS”) may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

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Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Special Issues for Foreign Shareholders. If a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, for Fund tax years that began on or before December 31, 2011, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign shareholder furnishes the Fund with a completed IRS Form W-8BEN (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign shareholder were to receive the related amounts directly rather than as dividends from the Fund. It is unknown as of now, whether or not these special rules, which have currently expired, will be extended.

Recently enacted legislation, will subject foreign shareholders to U.S. withholding tax of 30% on all U.S. source income (including all dividends from the Fund) beginning in 2014, and gross proceeds from the sale of U.S. stocks and securities (including the sale of Fund shares) beginning in 2015, unless they comply with certainly newly-enacted reporting requirements. Complying with such requirements will require the shareholder, beginning in 2013, to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service to provide it with certain information regarding such shareholder’s account holders. Please consult your tax advisor regarding this tax.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a foreign shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Taxation.”

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FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor maintains a website for the Funds at www.indexiq.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported mid point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the [_________], each Fund will disclose on its website (www.indexiq.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the [_________]. The [_________] makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The [_________] has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

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PRIVACY POLICY

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

IndexIQ Active ETF Trust (the “Trust”) is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

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FREQUENTLY USED TERMS

Trust	IndexIQ Active ETF Trust, a registered open-end investment company
Funds	The investment portfolios of the Trust
Shares	Shares of the Funds offered to investors
Advisor	IndexIQ Advisors LLC
Custodian	The Bank of New York Mellon, the custodian of the Funds’ assets
Distributor	ALPS Distributors, Inc., the distributor to the Funds
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor.
[_________]	[________], the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended
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IndexIQ Active ETF Trust
Mailing Address
800 Westchester Avenue, Suite N-611
Rye Brook, New York 10573
1-888-934-0777
www.indexiq.com

PROSPECTUS | [___], 2012

IndexIQ Active ETF Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling IndexIQ at 1-888-934-0777. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.indexiq.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-888-934-0777
By mail:	IndexIQ Active ETF Trust c/o IndexIQ 800 Westchester Avenue, Suite N-611 Rye Brook, NY 10573
On the Internet:	SEC Edgar database: http://www.sec.gov; or www.indexiq.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

IQ® and IndexIQ® are registered service marks of IndexIQ.

The Funds’ investment company registration number is 811-[______]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Statement of Additional Information Subject to Change Dated August 21, 2012

STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ACTIVE ETF TRUST

800 WESTCHESTER AVENUE
SUITE N-611
RYE BROOK, NEW YORK 10573

PHONE: (888) 934-0777

[___________], 2012

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of IndexIQ Active ETF Trust (the “Trust”), as each such Prospectus may be revised from time to time:

IQ Global Equity ETF ([____])
IQ Long/Short Alpha ETF ([____])
IQ Short Alpha ETF ([____])
IQ Bear Large Cap U.S. Equity ETF ([____])
IQ Bear Small Cap U.S. Equity ETF ([____])
IQ Bear Non-Financial U.S. Equity ETF ([____])
IQ Bear Industry Leaders U.S. Equity ETF ([____])
IQ Bear International Equity ETF ([____])
IQ Bear Emerging Markets Equity ETF ([____])

The current Prospectus for each of the Funds is dated [___________], 2012. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Audited financial statements are not presented for the Funds since the Funds are newly formed and had not yet commenced operations as of the date of this SAI. You may obtain a copy of the Funds’ Annual Report at no charge by request to the Fund at the address or phone number noted below.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling (888) 934-0777 or visiting www.indexiq.com, or writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

B-1

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on [_________] and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, this SAI addresses the following investment portfolios of the Trust:

IQ Global Equity ETF ([____])
IQ Long/Short Alpha ETF ([____])
IQ Short Alpha ETF ([____])
IQ Bear Large Cap U.S. Equity ETF ([____])
IQ Bear Small Cap U.S. Equity ETF ([____])
IQ Bear Non-Financial U.S. Equity ETF ([____])
IQ Bear Industry Leaders U.S. Equity ETF ([____])
IQ Bear International Equity ETF ([____])
IQ Bear Emerging Markets Equity ETF ([____])

(each, a “Fund” and, collectively, the “Funds”). Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Funds are managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 9, 2007 and is wholly-owned by Financial Development Holdco LLC d/b/a IndexIQ.

The Funds offer and issue Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the Funds’ portfolios (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Fund Shares trade on the [___________] (the “Exchange”) at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of a Fund. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if [_____________________________]. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved.

B-2

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Fund, its policies, and the investment instruments it may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds’ fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below) may not:

A. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Fund will not invest 25% or more of its total assets in any investment company that so concentrates. This limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or shares of investment companies.

B. Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. The 1940 Act presently allows a fund to: (1) borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, (2) borrow money for temporary purposes in an amount not exceeding 5% of the value of the Fund’s total assets at the time of the loan and (3) enter into reverse repurchase agreements.

C. Make loans except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

D. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities or in connection with investments in other investment companies.

E. Purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or invest in securities or other instruments issued by issuers that invest in real estate.

F. Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts, but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities. Notwithstanding this fundamental policy, no Fund will invest in derivatives until such time as the Fund has exemptive relief that permits such investments.

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G. Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Risk Factors,” “Additional Description of the Principal Risks of the Fund” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

Common Stock

Each Fund invests in common stock. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Emerging Markets Companies

Certain of the Funds invest in securities issued by foreign companies generally located in emerging markets. The risks of foreign investment are generally heightened when the issuer is located in an emerging country. Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Many emerging countries are subject to a substantial degree of economic, political and social instability. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Lending of Portfolio Securities

The Funds may lend portfolio securities constituting up to 33 1/3% of their total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains with the Funds cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Funds an amount equivalent to any dividends or interest paid on such securities, and the Funds may receive an agreed-upon amount of interest income (to be retained by the Funds) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Funds or the borrower. The Funds may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. The Funds do not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Funds currently do not intend to lend their portfolio securities.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

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Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis. The instruments in which each Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Trust’s Board of Trustees (the “Board”). The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

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The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Adam Patti, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Two of the Trustees, Reena Aggarwal and Gene Chao, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by a Fund in accordance with the Board-approved Valuation Procedures. The Funds have determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Funds made this determination in consideration of, among other things, the fact that the Independent Trustees of the Funds constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005 to 2006); Interim Dean, McDonough School of Business, Georgetown University (2004 to 2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003 to Present).	13	FBR Funds (2006-2011)

Gene Chao 1970	Trustee	Since August 2008	Vice President, Global Industries Strategy & Solutions, Juniper Networks (2011-Present); Vice President & GM, Global Network, Hewlett Packard (2010 to 2011); Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010); Senior Vice President, Strategic Outsourcing, France Telecom Americas (2004 to 2007); Managing Director, Business Consulting, Xansa, North America (2003-2004).	13	None

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Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee
Adam S. Patti 1970 (4)	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006).	13	None
Officers of the Trust
Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to Present); Secretary, IndexIQ Trust (2008 to Present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to Present); Chief Operating Officer, IndexIQ (2006 to Present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011-Present); Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to Present); Executive Vice President, IndexIQ (2006 to Present); Vice President, Groton Partners LLC (2005 to 2006).

	Executive Vice President	Since June 2011

(1)	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s Funds, the series of the IndexIQ ETF Trust advised by the Advisor and the series of the IndexIQ Trust advised by the Advisor.
(4)	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliation with the Advisor.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting an d independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (vi) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee.

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Nominating Committee. The Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ Active ETF Trust Nominating Committee.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Fund in accordance with the Trust’s Valuation Procedures. Ms. Aggarwal and Messrs. Chao, Fogel and Patti serve on the Valuation Committee, which meets on an ad hoc basis.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Patti should serve as trustee of the Funds because of the experience he has gained as Chief Executive Officer of the Advisor and Chief Executive Officer of IndexIQ, his knowledge of and experience in the financial services industry, and the experience he has gained serving as chairman and trustee of the other Funds advised by the Advisor since 2008.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Funds and as the audit committee financial expert because of the experience she has gained as a professor of finance and deputy dean at Georgetown University’s McDonough School of Business, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the other Funds advised by the Advisor since 2008 and her general expertise with respect to financial matters and accounting principals.

The Trust has concluded that Mr. Chao should serve as trustee of the Funds because of the experience he has gained working in a business capacity for several public companies, and the experience he has gained serving as trustee of the other Funds advised by the Advisor since 2008.

Trustees’ Ownership of Fund Shares

The Funds are newly formed and did not have any shares outstanding as of the date of this SAI. Listed below for each Trustee is the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2011.

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Aggregate Dollar Range
of Equity Securities in
All Registered
Investment Companies
Overseen by Trustee in
Name of	Family of Investment
Trustee	Companies(1)
Reena Aggarwal	None

Gene Chao	None

Adam S. Patti	None

(1) “Family of Investment Companies” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisers.

Board Compensation

For each in-person quarterly Board Meeting, each Independent Trustee receives $1,500. For each additional in-person meeting, each Independent Trustee receives $1,000 and for any phone meeting, each Independent Trustee receives $500. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The table below shows the aggregate compensation to be paid by the Trust to each non-interested trustee during the Trust’s fiscal period ending April 30, 2013 (estimating future payments based upon existing arrangements):

Name of Person, Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)

Reena Aggarwal,	$4,000	N/A	N/A	$16,000
Trustee
Gene Chao,	$4,000	N/A	N/A	$16,000
Trustee
Adam S. Patti,	None	None	None	None
Trustee & Chairman

(1) “Fund Complex” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisers.

Code of Ethics

The Trust, its Advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review each Fund’s proxy voting record.

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The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-934-0777. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Funds are newly formed and did not have any shares outstanding as of the date of this SAI.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and is responsible for the retention of sub-advisors to manage the investment of the Fund’s assets in conformity with the stated investment policies of each Fund if the Advisor does not provide these services directly. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

The Advisory Agreement will remain in effect for an initial two-year term after the date the first Fund to launch commences operations and will continue in effect with respect to the Funds from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement the Advisor is entitled to receive a fee, payable monthly, at the annual rate for each of the Funds based on a percentage of each Fund’s average daily net assets as follows:

Fund Name	Management Fee
IQ Global Equity ETF ([____])	[___]%
IQ Long/Short Alpha ETF ([____])	[___]%
IQ Short Alpha ETF ([____])	[___]%
IQ Bear Large Cap U.S. Equity ETF ([____])	[___]%
IQ Bear Small Cap U.S. Equity ETF ([____])	[___]%
IQ Bear Non-Financial U.S. Equity ETF ([____])	[___]%
IQ Bear Industry Leaders U.S. Equity ETF ([____])	[___]%
IQ Bear International Equity ETF ([____])	[___]%
IQ Bear Emerging Markets Equity ETF ([____])	[___]%

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In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except brokerage and other transaction expenses, including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

Portfolio Manager

The Advisor acts as portfolio manager for all of the Funds. The Advisor will supervise and manage the investment portfolios of the Funds covered by their advisory agreement and will direct the purchase and sale of such Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of each Fund’s investment objective.

The following portfolio managers are primarily responsible for the day-to-day management of the Funds:

Salvatore Bruno, Executive Vice President and Chief Investment Officer

Mr. Bruno has held this position since September 2007. Prior to joining IndexIQ, he was a Portfolio Manager at Deutsche Asset Management (DeAM) for two years, serving as Director and Portfolio Manager for the DWS Growth and Income Fund, a U.S. large cap core equity mutual fund. Prior to becoming Portfolio Manager, Mr. Bruno was the Head of Advanced Quantitative Research at DeAM. In this role, he directed a quantitative research team tasked with supporting numerous products, including quantitative equity strategies, global asset allocation, passive risk-based alternative beta portfolios, and probabilistic efficient frontiers. He also co-developed the strategy to combine fundamental and quantitative research into a single portfolio. As the Global Head of Active Equity Quantitative Strategies for DeAM, Mr. Bruno managed a team of analysts around the world. The team provided quantitative tools and support for the Active Equity fundamental portfolio managers and research analysts on a variety of topics, including quantitative equity models, portfolio construction, risk management and performance measurement and analysis. Mr. Bruno earned a Bachelor of Science in Applied Economics and Business Management from Cornell University and a Master of Business Administration in Finance and Economics from the New York University Leonard N. Stern School of Business. He is a member of the NYSSA and the CFA Institute.

Julie Abbett, Senior Vice President and Head of Portfolio Management

Ms. Abbett has held this position since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over nine years. Ms. Abbett was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a Bachelor of Arts from the University of Connecticut and a Master of Business Administration from the New York University Leonard N. Stern School of Business.

Advisory Fees

The Funds are newly formed and have not paid any advisory fees as of the date of this SAI.

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Other Accounts Managed

The following table provides additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of _______ ___, 2012.

Total number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.

[To be filed by amendment]

Material Conflicts Of Interest

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Compensation

The Advisor compensates its portfolio management personnel through a combination of cash remuneration and equity grants. The cash portion consists of market-based base salary and a year-end discretionary bonus. Base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The discretionary cash component is driven by both individual performance and the performance of the firm overall, as measured by assets under management, revenues, and profitability. The equity component also varies by the experience level of the employee, as well as the timing of when they joined the firm relative to the firm’s stage in its lifecycle. The amount of equity may increase over time based on employee performance and other variables.

Ownership of Securities

The portfolio managers do not own Shares of any Fund.

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OTHER SERVICE PROVIDERS

Administrator, Custodian and Transfer Agent

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Fund Administrator” or “Administrator”) serves as Administrator for the Funds. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

The Funds are newly formed and have not paid any fees for administration services as of the date of this SAI.

BNY Mellon serves as custodian of Funds’ assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to each Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. The Advisor pays the Custodian fees out of the Advisor’s unified management fee.

BNY Mellon serves as transfer agent and dividend paying agent for the Funds (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. The Advisor pays the Transfer Agent out of the Advisor’s unified management fee.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

B-13

Independent Registered Public Accounting Firm

Ernst & Young LLP (“E&Y”), 5 Times Square, New York, New York 10036-6530, serves as independent registered public accounting firm to the Trust. E&Y performs the annual audit of the financial statements of the Funds, prepares the Funds’ federal, state and excise tax returns, and advises the Funds on matters of accounting and federal and state income taxation.

Legal Counsel

Foley & Lardner LLP, 321 North Clark Street, Suite 28000, Chicago, Illinois 60654-5313, serves as legal counsel to the Trust and the Funds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds’ policy will be to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

B-14

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Fund.

Research products and services provided to the Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with the Funds. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Funds. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As ETFs, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (the “SEC”) applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website (www.indexiq.com) at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its net asset value (the “NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

B-15

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on __________, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

B-16

Book Entry Only System

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through its website at: www.dtcc.com.

B-17

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day (as defined below), for an order received in proper form.

A “Business Day” with respect to the Fund is any day on which the New York Stock Exchange (NYSE) is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of a designated portfolio of securities – the “Deposit Securities” — per each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio and an amount of cash — the Cash Component — computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

The Administrator, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the portfolio managers with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Administrator, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Trust, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

B-18

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the Exchange (ordinarily 4:00 p.m. Eastern Time) (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Administrator. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Administrator does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

B-19

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time on such date and federal funds in the appropriate amount are deposited with the Administrator by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Administrator or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Administrator, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Administrator and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

B-20

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
IQ Global Equity ETF ([____])	$[_____]
IQ Long/Short Alpha ETF ([____])	$[_____]
IQ Short Alpha ETF ([____])	$[_____]
IQ Bear Large Cap U.S. Equity ETF ([____])	$[_____]
IQ Bear Small Cap U.S. Equity ETF ([____])	$[_____]
IQ Bear Non-Financial U.S. Equity ETF ([____])	$[_____]
IQ Bear Industry Leaders U.S. Equity ETF ([____])	$[_____]
IQ Bear International Equity ETF ([____])	$[_____]
IQ Bear Emerging Markets Equity ETF ([____])	$[_____]

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund through the Administrator and only on a Business Day. The Trust will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Administrator, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities – as announced by the Administrator on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.

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Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Administrator on the Transmittal Date if (i) such order is received by the Administrator not later than 3:00 p.m., Eastern Time, if transmitted by mail, or by 2:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of shares of the Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Administrator no later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Administrator has deemed an order for redemption outside the Clearing Process received, the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Administrator according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Administrator. Therefore, if a redemption order in proper form is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Administrator on such Transmittal Date. If, however, a redemption order is submitted to the Administrator by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Administrator, i.e., the Business Day on which the shares of the Fund are delivered through DTC to the Administrator by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

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Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
IQ Global Equity ETF ([____])	$[_____]
IQ Long/Short Alpha ETF ([____])	$[_____]
IQ Short Alpha ETF ([____])	$[_____]
IQ Bear Large Cap U.S. Equity ETF ([____])	$[_____]
IQ Bear Small Cap U.S. Equity ETF ([____])	$[_____]
IQ Bear Non-Financial U.S. Equity ETF ([____])	$[_____]
IQ Bear Industry Leaders U.S. Equity ETF ([____])	$[_____]
IQ Bear International Equity ETF ([____])	$[_____]
IQ Bear Emerging Markets Equity ETF ([____])	$[_____]

The Fund, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

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Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Fund Shares. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Fund Shares as capital assets within the meaning of the Code, and does not hold Fund Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund Shares, to Fund shareholders holding Fund Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and maintain its tax status as a RIC, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least ninety percent of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains). As a RIC, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security against a prior gain from a substantially similar portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling Portfolio Securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a four percent excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

B-25

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction.

PFIC Investments. The Fund may purchase shares in a foreign corporation treated as a “passive foreign investment company” (a “PFIC”) for federal income tax purposes. As a result, the Fund may be subject to increased federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with adequate information regarding its annual results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of a PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Futures Contracts. A Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts. In addition, a Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Any income from futures contracts would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

B-26

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Fund Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 15% for taxable years that begin on or before December 31, 2012. In addition, for those taxable years, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply for taxable years that begin after December 31, 2012.

To the extent that each Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors considering buying Fund Shares just prior to a distribution should be aware that, although the price of the Fund Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

REIT/REMIC Investments. A Fund may invest in REITs owning residual interests in real estate mortgage investment conduits (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a foreign shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Fund Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations. A Fund is also subject to information reporting with respect to any excess inclusion income.

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Sales of Fund Shares. Any capital gain or loss realized upon a sale of Fund Shares is treated generally as a long-term gain or loss if the Fund Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

Creation Unit Issues and Redemptions. On an issue of Fund Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Fund Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Fund Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Fund Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Fund Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Fund Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Fund Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund Shares.

A Fund may be subject to foreign income taxes and may be able to elect to pass-along such credit to its shareholders. If this election is available and the Fund elects such treatment, the amount of such credit will be treated as an additional distribution by the Fund and, subject to various limitations of the Code, its shareholders will be entitled to claim a foreign tax credit to offset their tax liability. Please consult your tax advisor regarding whether you will be able to use such credit against your tax liability.

Recent legislation, effective after December 31, 2012, if applicable to a shareholder, will impose a new 3.8% Medicare tax on net investment income. Please consult your tax advisor regarding this tax.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Fund Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (or a greater loss over a combination of years) for a corporate stockholder in any single taxable year, the Fund shareholder must file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules.

Special Issues for Foreign Shareholders

In general. If a Fund shareholder is not a U.S. citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, for Fund tax years that began on or before December 31, 2011, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund. It is unknown as of now whether or not these special rules, which have expired, will be extended.

B-28

Under current law, gain on a sale of Fund Shares or an exchange of such stockholder’s Shares of the Fund will be exempt from U.S. federal income tax (including withholding at the source) unless (i) in the case of an individual foreign Fund shareholder, the Fund shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign Fund shareholder held such Shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” (as defined below) and the foreign Fund shareholder actually or constructively held more than 5% of the Fund Shares of the same class. In the case of a disposition described in clause (ii) of the preceding sentence, the gain would be taxed in the same manner as for a domestic Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 10% of the sales proceeds.

Unless treated as a “domestically-controlled” RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. A “domestically controlled” RIC is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock was owned by U.S. persons. This provision relating to domestically controlled regulated investment companies generally will not apply after December 31, 2011. It is unknown as of now whether or not this rule, which has expired, will be extended.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a foreign Fund shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. income tax return.

Investments in U.S. Real Property. In general, if a Fund is a “U.S. real property holding corporation,” (determined without the exception for “domestically-controlled” RICs and publicly-traded RICs) distributions by the Fund attributable to gains from “U.S. real property interests” (including gain on the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs) will be treated as income effectively connected to a trade or business within the United States, subject generally to tax at the same rates applicable to domestic Fund shareholders and, in the case of the foreign corporate Fund shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower rate). Such distributions will be subject to U.S. withholding tax and will generally give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding company, distributions on and sales of the Fund Shares will not be treated as income effectively connected with a U.S. trade or business in the case of a foreign Fund shareholder owning (for the applicable period) 5% or less (by class) of the Fund shares. In general, these provisions generally will not apply after December 31, 2011, provided, however, that such provisions will continue to apply thereafter in respect of distributions by a regulated investment company that is a U.S. real property holding corporation or would be so treated for this purpose to the extent such distributions are attributable to certain capital gain dividends from REITs. Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described rules. It is unknown as of now whether or not this rule, which has expired, will be extended.

Under recently enacted legislation, foreign stockholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions. All shareholders of the Fund should consult their tax advisers regarding the application of this recently enacted legislation.

B-29

Recently enacted legislation will subject foreign shareholders to U.S. withholding tax of 30% on all U.S. source income (including all dividends from the Fund) beginning in 2014, and gross proceeds from the sale of U.S. stocks and securities (including the sale of Fund shares) beginning in 2015, unless they comply with certainly newly-enacted reporting requirements. Complying with such requirements will require the shareholder, beginning in 2013, to provide and certify certain information about itself and (where applicable) its beneficial owners, and foreign financial institutions generally will be required to enter in an agreement with the U.S. Internal Revenue Service to provide it with certain information regarding such shareholder’s account holders. Please consult your tax advisor regarding this tax.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

B-30

FORM OF FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES [ • ] [ • ], 2012

	IQ Global Equity ETF	IQ Long/Short Alpha ETF	IQ Short Alpha ETF	IQ Bear Large Cap U.S. Equity ETF	IQ Bear Small Cap U.S. Equity ETF

Assets:

Cash	$	$	$	$	$
Receivable from Advisor

Total Assets	$	$	$	$	$
Liabilities:

Payable for Organization Costs	$	$	$	$	$

Total Liabilities	$	$	$	$	$

Net assets	$	$	$	$	$
Analysis of Net Assets:

Paid-in Capital on shares of capital stock	$	$	$	$	$

Net asset value (NAV) per share, $	$	$	$	$	$

See accompanying notes to financial statements.

B-31

STATEMENT OF ASSETS AND LIABILITIES

[ • ] [ • ], 2012

	IQ Bear Non-Financial U.S. Equity ETF	IQ Bear Industry Leaders U.S. Equity ETF	IQ Bear International Equity ETF	IQ Bear Emerging Markets Equity ETF

Assets:

Cash	$	$	$	$	$
Receivable from Advisor

Total Assets	$	$	$	$	$
Liabilities:

Payable for Organization Costs	$	$	$	$	$

Total Liabilities	$	$	$	$	$

Net assets	$	$	$	$	$
Analysis of Net Assets:

Paid-in Capital on shares of capital stock	$	$	$	$	$

Net asset value (NAV) per share, $	$	$	$	$	$

See accompanying notes to financial statements.

B-32

FORM OF NOTES TO FINANCIAL STATEMENTS

1.	Organization

IndexIQ Active ETF Trust, a Delaware statutory trust (the “Trust”), was formed on _________, and has authorized capital of unlimited shares of beneficial interest. The Trust consists of nine funds (individually referred to as the “Fund” or collectively the “Funds”). The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to [ • ], of [ • ] shares of beneficial interest at an aggregate purchase price of $[ • ] in ___________________.

2.	Summary of Significant Accounting Policies

Use of Estimates and Indemnifications

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

3.	Agreements

Investment Advisory Agreement

IndexIQ Advisors LLC (the “Advisor”) oversees the performance of the Funds, but does not exercise day-to-day oversight over the Funds’ service providers. The Advisor is responsible for overseeing the management of the investment portfolio of the Funds. These services are provided under the terms of an Investment Advisory Agreement dated [ • ] [ • ], 2012 (the “Investment Advisory Agreement”) between the Trust and the Advisor, pursuant to which the Advisor receives an annual unified management fee equal to [ %] of each Fund’s average net assets.

Out of the Advisor’s fee, the Advisor pays all expenses of managing and operating the Funds except legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, product descriptions, confirmations, proxy statements and shareholder reports and notices; proxy and shareholder meeting expenses; licensing fees, listing fees, all federal, state and local taxes (including, without limitation, stamp, excise, income and franchise taxes); organizational costs; and Independent Trustees’ fees and expenses and extraordinary expenses. A portion of the Fund’s management fee may be paid by the Advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Advisor.

The Investment Advisory Agreement provides that the Advisor shall not be liable to the Funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature and render investment advisory services to others.

B-33

Distribution Agreement

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor pursuant to that certain distribution agreement and is located at           .

Administrator, Custodian and Transfer Agent

The Bank of New York (in each capacity, the “Administrator”, “Custodian” or “Transfer Agent”), located at , serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to that certain Fund Administration and Accounting Agreement.

4.	Organizational Costs

The Advisor has agreed to assume the Trust’s organization costs for the period included in this audit.

5.	Capital

The Funds issue and redeem shares on a continuous basis at net asset value (“NAV”) per share in groups of [ ] shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6.	Related Parties

At [ • ][ • ], 2012, certain officers of the Trust were also employees of the Advisor.

B-34

FORM OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM REPORT

To the Board of Trustees of IndexIQ Active ETF Trust and Shareholders of the Funds:

We have audited the accompanying statement of assets and liabilities of ___________________ (the “Funds”), as of , 2012. This statement of assets and liabilities is the responsibility of the Funds’ management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective Funds constituting the IndexIQ Active ETF Trust as of , 2012 in conformity with accounting principles generally accepted in the United States of America.

Signature:

Location: [ • ]

Date: [ • ]

B-35

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

1-A

APPENDIX B

SECURITIES SETTLEMENTS FOR CREATIONS AND REDEMPTIONS

Each Fund generally intends to effect deliveries of Creation Units and Deposit Securities on a basis of “T” plus three business days. Each Fund may effect deliveries of Creation Units and Deposit Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of a Fund to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, but not more than twelve calendar days. In the event that a delay in a redemption settlement cycle will extend to more than twelve calendar days, the Fund will effect a cash-in-lieu redemption to the extent necessary. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Deposit Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2012 are:

[To be filed by amendment.]

1-B

The dates of the Regular Holidays in calendar year 2013 are:

Redemption: The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2012, the dates of regular holidays affecting the following securities markets present the worst case redemption cycle for a Fund as follows:

In the calendar year 2013, the dates of regular holidays affecting the following securities markets present the worst case redemption cycle for a Fund as follows:

2-B

PART C

OTHER INFORMATION

IndexIQ Active ETF Trust

Item 28. Exhibits

(a)	(1) Certificate of Trust of the IndexIQ Active ETF Trust.
(2) Declaration of Trust of the IndexIQ Active ETF Trust.
(b)	Bylaws of the IndexIQ Active ETF Trust.
(c)	Not Applicable.
(d)	Form of Investment Advisory Agreement between the IndexIQ Active ETF Trust and IndexIQ Advisors LLC.
(e)	Form of Distribution Agreement between IndexIQ Active ETF Trust and ALPS Distributors, Inc.
(f)	Not Applicable.
(g)	Form of Custody Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(h)	(1) Form of Fund Administration and Accounting Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(2) Form of Transfer Agency and Service Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(3) Form of Authorized Participant Agreement between ALPS Distributors, Inc., The Bank of New York Mellon and Authorized Participants.
(4) Form of Calculation Agreement.
(i)	Opinion and Consent of Foley & Lardner LLP [To be filed by amendment].
(j)	Consent of Independent Registered Public Accounting Firm [To be filed by amendment].
(k)	Not applicable.
(l)	Form of Initial Capital Agreement.
(m)	Form of Distribution and Service Plan.
(n)	Not applicable.
(o)	Reserved.
(p)	(1) Code of Ethics of the IndexIQ Active ETF Trust and IndexIQ Advisors LLC [To be filed by amendment].
(2) Code of Ethics of ALPS Distributors, Inc. [To be filed by amendment].

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Eight of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (some times referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a)                For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his of her office;

(b)               With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c)                In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 8.5.5 of the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 8.5 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 8.5 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the IndexIQ Advisors LLC set forth in the IndexIQ Advisors LLC’s Form ADV filed with the SEC (Reference No. 801-68220, Revised November 2011), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	To the best of Registrant’s knowledge, ALPS Distributors, Inc.(“ALPS”) acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Tilson Investment Trust Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, and WisdomTree Trust.
(b)	To the best of Registrant’s knowledge, the directors and officers of ALPS are as follows:

Name*	Positions with ALPS	Positions with Fund
Thomas A. Carter	President, Director	None

Edmund J. Burke	Director	None

Jeremy O. May	Executive Vice President, Director	None

Spencer P. Hoffman	Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, General Counsel, Secretary	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Erin E. Douglas	Vice President, Senior Associate Counsel	None

JoEllen L. Legg	Vice President, Senior Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

David T. Buhler	Vice President, Associate Counsel	None

Rhonda A. Mills	Vice President, Associate Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is: 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)	During the Registrant’s most recent fiscal year, ALPS did not receive any net underwriting dicounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

800 Westchester Avenue, Suite N611

Rye Brook, NY 10573

The Bank of New York Mellon

One Wall Street

New York, NY 10286

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rye Brook and State of New York on the 21st day of August, 2012.

INDEXIQ ACTIVE ETF TRUST

(Registrant)

By:  /s/ Adam S. Patti

Adam S. Patti, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ Adam S. Patti Adam S. Patti	Chairman, Trustee, President (Principal Executive Officer)	August 21, 2012
/s/ David Fogel David Fogel	Chief Compliance Officer, Treasurer and Executive Vice President (Principal Financial Officer)	August 21, 2012
/s/ Reena Aggarwal Reena Aggarwal	Trustee	August 21, 2012
/s/ Gene Chao Gene Chao	Trustee	August 21, 2012

Exhibit Index

No.	Description
(a)	(1) Certificate of Trust of the IndexIQ Active ETF Trust.
(2) Declaration of Trust of the IndexIQ Active ETF Trust.
(b)	Bylaws of the IndexIQ Active ETF Trust.
(c)	Not Applicable.
(d)	Form of Investment Advisory Agreement between the IndexIQ Active ETF Trust and IndexIQ Advisors LLC.
(e)	Form of Distribution Agreement between IndexIQ Active ETF Trust and ALPS Distributors, Inc.
(f)	Not Applicable.
(g)	Form of Custody Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(h)	(1) Form of Fund Administration and Accounting Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(2) Form of Transfer Agency and Service Agreement between the IndexIQ Active ETF Trust and The Bank of New York Mellon.
(3) Form of Authorized Participant Agreement between ALPS Distributors, Inc., The Bank of New York Mellon and Authorized Participants.
(4) Form of Calculation Agreement.
(i)	Opinion and Consent of Foley & Lardner LLP [To be filed by amendment].
(j)	Consent of Independent Registered Public Accounting Firm [To be filed by amendment].
(k)	Not applicable.
(l)	Form of Initial Capital Agreement.
(m)	Form of Distribution and Service Plan.
(n)	Not applicable.
(o)	Reserved.
(p)	(1) Code of Ethics of the IndexIQ Active ETF Trust and IndexIQ Advisors LLC [To be filed by amendment].
(2) Code of Ethics of ALPS Distributors, Inc. [To be filed by amendment].